Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of RSAs Activity Under the 2020 Plan	The following table summarized the Company’s RSAs activity under the 2020 Plan:
		Weighted average
	Number of RSAs*	grant date fair value*
Unvested, January 1, 2021	-	-
Granted	61,200	75.60
Vested	-	-
Forfeited	(7,333)	75.60
Unvested, December 31, 2021	53,867	75.60
Granted	172,333	31.06
Vested	(60,534)	37.67
Forfeited	(32,600)	54.55
Unvested, December 31, 2022	133,066	40.34
Granted	-	-
Vested	(25,572)	31.31
Forfeited	(16,075)	65.00
Unvested, December 31, 2023	91,419	38.52
*	Retrospectively adjusted for the effect of the Reverse Stock Split on November 20, 2022. See Note 12.